Standby Equity Purchase Agreements and Promissory Notes (Tables)	6 Months Ended
Jun. 30, 2026
Standby Equity Purchase Agreements and Promissory Notes [Abstract]
Schedule of Reconciliation of the Carrying Amount of the Promissory Notes

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the six-month period ended June 30, 2026:

Six months period ended June 30,
2026
Unaudited
Opening balance	4,484
Recognition of discount and interest expenses	260
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line(*)	(4,540)
Income from exchange rate differentials	(204)
Closing balance	-

(*)	including early repayment of the remaining balance that was due as of June 30 2026 in the amount of approx. $550 thousand (NIS 1,634).